Derivative Instruments and Hedging Activities	6 Months Ended
Jun. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities	Derivative Instruments and Hedging Activities
The Partnership uses derivative instruments in accordance with its overall risk management policy.

Foreign Exchange Risk

From time to time, the Partnership economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. As at June 30, 2021, the Partnership was not committed to any foreign currency forward contracts.

The Partnership entered into cross currency swaps concurrently with the issuance of its NOK-denominated senior unsecured bonds (see Note 8), and pursuant to these swaps, the Partnership receives the principal amount in NOK on maturity dates of the swaps in exchange for payments of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal of the Partnership’s NOK-denominated bonds due in 2021, 2023 and
2025, and to economically hedge the interest rate exposure. The following table reflects information relating to the cross currency swaps as at June 30, 2021.

		Floating Rate Receivable
Principal Amount NOK	Principal Amount $	Reference Rate	Margin	Fixed Rate Payable	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (Years)
1,200,000	146,500	NIBOR	6.00%	7.72%	(8,667)	0.3
850,000	102,000	NIBOR	4.60%	7.89%	(9,843)	2.2
1,000,000	112,000	NIBOR	5.15%	5.74%	5,806	4.2
					(12,704)

Interest Rate Risk

The Partnership enters into interest rate swaps which exchange a receipt of floating interest for a payment of fixed interest to reduce the Partnership’s exposure to interest rate variability on certain of its outstanding floating-rate debt. As at June 30, 2021, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	186,745	434	4.7	0.7%
U.S. Dollar-denominated interest rate swaps (iii)	LIBOR	5,356	(69)	0.1	2.8%
U.S. Dollar-denominated interest rate swaps (ii)(iv)	LIBOR	141,386	(2,682)	3.2	1.4%
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	288,510	(22,915)	2.6	3.6%
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	153,945	(8,814)	5.5	2.3%
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (v)	EURIBOR	62,945	(4,639)	2.2	3.9%
			(38,685)

(i)Excludes the margins the Partnership pays on its floating-rate term loans, which, at June 30, 2021, ranged from 0.60% to 3.25%.
(ii)Principal amount reduces quarterly.
(iii)Principal amount reduces semi-annually.
(iv)These interest rate swaps are subject to mandatory early termination in 2024 whereby the swaps will be settled based on their fair value at that time.
(v)Principal amount reduces monthly.

As at June 30, 2021, the Partnership had multiple interest rate swaps and cross currency swaps with the same counterparty that are subject to the same master agreement. Each of these master agreements provides for the net settlement of all swaps subject to that master agreement through a single payment in the event of default or termination of any one swap. The fair value of these derivative instruments is presented on a gross basis in the Partnership’s consolidated balance sheets. As at June 30, 2021, these interest rate swaps and cross currency swaps had an aggregate fair value asset of $6.2 million (December 31, 2020 – $4.5 million) and an aggregate fair value liability of $57.6 million (December 31, 2020 – $73.7 million). As at June 30, 2021, the Partnership had $nil (December 31, 2020 – $3.8 million) on deposit as security for swap liabilities under certain master agreements. The deposit is presented in restricted cash – current and restricted cash – long-term on the Partnership's consolidated balance sheets.

Credit Risk

The Partnership is exposed to credit loss in the event of non-performance by the counterparties to the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.
The following table presents the classification and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Current portion of derivative assets $	Derivative assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at June 30, 2021
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	(63)	(3,077)	(5,673)
Derivatives not designated as a cash flow hedge:
Interest rate swap agreements	—	1,363	(2,247)	(12,442)	(16,546)
Cross currency swap agreements	258	5,562	(756)	(10,856)	(6,912)
	258	6,925	(3,066)	(26,375)	(29,131)
As at December 31, 2020
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	(70)	(3,162)	(9,631)
Derivatives not designated as a cash flow hedge:
Interest rate swap agreements	—	—	(4,823)	(42,329)	(15,453)
Cross currency swap agreements	—	4,505	(701)	(11,434)	(7,887)
	—	4,505	(5,594)	(56,925)	(32,971)

Realized and unrealized (losses) gains relating to non-designated interest rate swap agreements and foreign currency forward contracts are recognized in earnings and reported in realized and unrealized (loss) gain on non-designated derivative instruments in the Partnership’s consolidated statements of income. The effect of the (loss) gain on these derivatives on the Partnership’s consolidated statements of income is as follows:

	Three Months Ended June 30,
	2021			2020
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Interest rate swap agreements	(3,925)	1,055	(2,870)	(3,662)	(4,854)	(8,516)

	Six Months Ended June 30,
	2021			2020
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Interest rate swap agreements	(8,398)	30,158	21,760	(6,573)	(22,375)	(28,948)
Interest rate swap agreement termination	(18,012)	—	(18,012)	—	—	—
Foreign currency forward contracts	—	—	—	(241)	202	(39)
	(26,410)	30,158	3,748	(6,814)	(22,173)	(28,987)
Realized and unrealized (losses) gains relating to cross currency swap agreements are recognized in earnings and reported in foreign currency exchange (loss) gain in the Partnership’s consolidated statements of income. The effect of the (loss) gain on these derivatives on the Partnership's consolidated statements of income is as follows:

	Three Months Ended June 30,
	2021			2020
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Cross currency swap agreements	(1,293)	(2,262)	(3,555)	(1,430)	45,881	44,451
Cross currency swap agreements maturity	—	—	—	(33,844)	—	(33,844)
	(1,293)	(2,262)	(3,555)	(35,274)	45,881	10,607

	Six Months Ended June 30,
	2021			2020
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Cross currency swap agreements	(2,638)	2,867	229	(3,247)	(3,659)	(6,906)
Cross currency swap agreements maturity	—	—	—	(33,844)	—	(33,844)
	(2,638)	2,867	229	(37,091)	(3,659)	(40,750)

For the periods indicated, the following table presents the gains or losses on interest rate swap agreements designated and qualifying as cash flow hedges and their impact on other comprehensive (loss) income (or OCI). The following table excludes any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity-accounted joint ventures.

Three Months Ended June 30, 2021		Three Months Ended June 30, 2020
Amount of Loss Recognized in OCI $	Amount of Loss Reclassified from Accumulated OCI to Interest Expense $	Amount of Loss Recognized in OCI $	Amount of Loss Reclassified from Accumulated OCI to Interest Expense $
(435)	(825)	(1,055)	(482)

Six Months Ended June 30, 2021		Six Months Ended June 30, 2020
Amount of Gain Recognized in OCI $	Amount of Loss Reclassified from Accumulated OCI to Interest Expense $	Amount of Loss Recognized in OCI $	Amount of Loss Reclassified from Accumulated OCI to Interest Expense $
4,040	(1,640)	(10,226)	(634)